Supplemental Financial Statement Information (Schedule Of Inventories) (Details) - USD ($) $ in Thousands	Jan. 31, 2016	Oct. 31, 2015	Jul. 31, 2015	Jul. 31, 2014
Propane gas and related products	$ 60,248	$ 68,420	$ 68,731	$ 121,111
Energy Related Inventory, Petroleum	5,720		0
Appliances, parts and supplies	26,520	27,659	28,023	24,858
Inventories	$ 92,488	$ 96,079	$ 96,754	$ 145,969